Cash Flow Detail - Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Cash received from operations	€ 48,856	€ 47,314	€ 46,925
Cash paid from operations	(36,134)	(34,646)	(34,778)
Cash paid to suppliers	(30,360)	(29,188)	(29,509)
Cash paid to employees	(4,773)	(4,604)	(4,416)
Payments related to cancellation of commitments	(1,001)	(854)	(853)
Net payments of interest and other financial expenses net of dividends received	(1,060)	(565)	(292)
Net interest and other financial expenses paid	(1,620)	(1,811)	(1,236)
Dividends received	560	1,246	944
Taxes (paid)/proceeds	(668)	(454)	(92)
Net cash flow provided by operating activities	€ 10,994	€ 11,649	€ 11,763